UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-226850-02

Central Index Key Number of the issuing entity:     0001772527

BBCMS Mortgage Trust 2019-C3

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-226850

Central Index Key Number of the depositor:     0001541480

Barclays Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Barclays Capital Real Estate Inc.
(Central Index Key Number 0001549574)

Societe Generale Financial Corporation
(Central Index Key Number 0001755531)

KeyBank National Association

(Central Index Key Number 0001089877)

UBS AG acting through its Branch located at 1285 Avenue of the Americas, New York, New York
(Central Index Key Number 0001685185)

Natixis Real Estate Capital LLC
(Central Index Key Number 0001542256)

Rialto Mortgage Finance, LLC
(Central Index Key Number 0001592182)

Daniel Vinson, (212) 528-8224
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “May 13 Form ABS-EE”), filed with the Securities and Exchange Commission on May 13, 2019 (SEC Accession No. 0001539497-19-000755), with respect to BBCMS 2019-C3, Commercial Mortgage Pass-Through Certificates, Series 2019-C3. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the May 13 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

Date: June 10, 2019	/s/ Daniel Vinson
Daniel Vinson, Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document